Schedule of investments
Nomura Diversified Income Fund	July 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.20%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	2,232	$ 2,274
Series 2002-T19 A1 6.50% 7/25/42	27,230	28,173
Series 2004-T1 1A2 6.50% 1/25/44	5,274	5,345
Fannie Mae REMIC Trust
Series 2002-W6 2A 7.50% 6/25/42 •	5,558	5,544
Series 2003-W1 2A 5.029% 12/25/42 •	3,986	3,944
Series 2004-W11 1A2 6.50% 5/25/44	72,357	73,529
Fannie Mae REMICs
Series 2013-44 Z 3.00% 5/25/43	25,636	19,281
Series 2017-40 GZ 3.50% 5/25/47	1,638,068	1,457,014
Freddie Mac REMICs
Series 2557 HL 5.30% 1/15/33	9,418	9,400
Series 4676 KZ 2.50% 7/15/45	1,326,777	1,122,694
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	10,090	10,374
Series T-58 2A 6.50% 9/25/43 ♦	112,712	113,399
GNMA
Series 2013-113 LY 3.00% 5/20/43	852,780	777,247
Series 2013-182 CZ 2.50% 12/20/43	907,394	799,805
Total Agency Collateralized Mortgage Obligations (cost $4,737,897)		4,428,023

Agency Commercial Mortgage-Backed Securities — 0.76%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K144 A2 2.45% 4/25/32 ♦	8,075,000	7,154,299
Series K150 A2 3.71% 9/25/32 ♦, •	4,020,000	3,788,795
Series K753 A2 4.40% 10/25/30 ♦	2,800,000	2,768,579
Series X3FX A2FX 3.00% 6/25/27 ♦	2,856,914	2,838,781

GNMA Series 2005-23 IO 0.00% 6/17/45 =, •	55,809	0
Total Agency Commercial Mortgage-Backed Securities (cost $16,424,962)		16,550,454

Agency Mortgage-Backed Securities — 26.30%
Fannie Mae 2.50% 11/1/27	19,772	19,544
Fannie Mae S.F. 15 yr
2.00% 3/1/37	2,426,807	2,196,335
2.50% 7/1/36	8,305,471	7,682,704
2.50% 8/1/36	1,189,276	1,100,573
NQ- 189 [0726] 0926 (5905336)    1

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
2.00% 6/1/50	8,692,320	$ 6,863,184
2.00% 11/1/50	7,202,758	5,730,995
2.00% 12/1/50	2,005,329	1,594,112
2.00% 1/1/51	2,026,989	1,623,562
2.00% 2/1/51	5,424,958	4,336,391
2.00% 3/1/51	6,573,821	5,173,019
2.00% 4/1/51	53,711,057	42,258,222
2.00% 7/1/51	2,801,722	2,207,031
2.00% 8/1/51	2,829,384	2,248,696
2.00% 9/1/51	15,602,656	12,255,114
2.00% 1/1/52	7,003,697	5,600,137
2.50% 8/1/50	9,232,804	7,710,433
2.50% 3/1/51	10,596,892	8,734,185
2.50% 6/1/51	7,340,789	6,145,995
2.50% 8/1/51	13,620,623	11,362,490
2.50% 12/1/51	3,701,438	3,034,553
2.50% 2/1/52	22,681,584	18,562,324
3.00% 4/1/47	3,732,100	3,261,458
3.00% 7/1/51	7,466,585	6,479,423
3.00% 8/1/51	2,819,711	2,439,961
3.00% 6/1/52	8,169,808	7,070,569
3.00% 7/1/52	2,565,041	2,195,505
3.50% 7/1/47	9,947,548	9,241,131
4.00% 10/1/48	4,613,048	4,328,155
4.00% 8/1/51	4,179,234	3,957,094
4.00% 9/1/52	5,714,572	5,234,106
5.00% 7/1/47	164,307	163,179
5.00% 1/1/51	4,679,394	4,593,033
5.00% 8/1/53	15,159,696	14,732,988
5.00% 3/1/56	4,636,256	4,475,984
5.50% 11/1/52	3,350,352	3,354,632
5.50% 9/1/55	13,873,968	13,741,788
6.00% 5/1/55	6,552,440	6,629,718
6.00% 9/1/55	32,137,285	32,519,455
6.50% 3/1/55	13,103,441	13,512,756
7.50% 5/1/31	1,458	1,472
Freddie Mac S.F. 15 yr
2.00% 8/1/36	7,277,929	6,579,147
2.00% 1/1/37	9,185,289	8,331,798
3.00% 3/1/35	6,679,545	6,344,385
2    NQ- 189 [0726] 0926 (5905336)

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
2.00% 3/1/52	8,372,284	$ 6,563,528
2.50% 10/1/51	13,336,142	11,122,927
3.00% 8/1/52	3,788,886	3,278,449
3.50% 2/1/49	19,574,001	17,450,302
3.50% 4/1/52	4,872,240	4,353,389
4.00% 9/1/52	11,851,028	10,858,765
4.50% 10/1/52	18,691,399	17,686,370
5.00% 9/1/34	116	114
5.50% 9/1/52	5,181,410	5,197,270
5.50% 9/1/53	10,983,627	10,947,851
5.50% 8/1/56	24,525,000	24,291,345
6.50% 8/1/54	3,983,815	4,107,064
GNMA I S.F. 30 yr
3.00% 3/15/45	628,460	548,731
3.00% 3/15/50	771,403	669,724
4.00% 1/15/41	117,827	109,554
4.00% 10/15/41	73,024	67,815
4.50% 6/15/40	85,278	82,214
5.00% 12/15/35	39,934	39,057
5.50% 10/15/42	3,398,650	3,489,419
GNMA II
3.25% 11/20/35	223,317	210,173
4.00% 8/20/31	98,224	96,726
4.00% 6/20/36	218,157	208,178
GNMA II S.F. 30 yr
2.00% 10/20/50	24,459,448	19,624,510
2.50% 7/20/51	20,939,899	17,494,712
3.00% 4/20/52	17,522,056	15,221,843
3.50% 9/20/55	15,747,001	13,791,335
4.00% 12/20/40	120,223	110,713
4.00% 12/20/44	89,933	84,127
4.00% 4/20/55	10,114,006	9,155,383
4.50% 8/20/55	12,312,294	11,546,898
5.00% 9/20/52	2,534,833	2,470,361
5.00% 12/20/54	13,335,408	12,933,283
5.50% 6/20/49	5,728,545	5,794,360
5.50% 2/20/55	15,432,163	15,371,812
6.00% 3/20/55	8,114,650	8,254,191
NQ- 189 [0726] 0926 (5905336)    3

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr
6.50% 4/20/55	5,974,103	$ 6,168,703
Total Agency Mortgage-Backed Securities (cost $603,190,250)		575,028,532

Collateralized Loan Obligations — 3.49%
AGL CLO 17 Series 2022-17A AR 144A 4.684% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	5,450,000	5,446,338
AIMCO CLO 15 Series 2021-15A D1R 144A 6.50% (TSFR03M + 2.75%, Floor 2.75%) 4/17/38 #, •	1,525,000	1,531,712
Apidos CLO LVIII Series 2026-58A A1 144A 0.00% (TSFR03M + 1.20%, Floor 1.20%) 10/20/39 #, •	300,000	300,000
Bain Capital Credit CLO Series 2021-7A A1R 144A 4.713% (TSFR03M + 0.98%, Floor 0.98%) 1/22/35 #, •	6,650,000	6,652,208
Ballyrock CLO 18 Series 2021-18A C1R 144A 6.603% (TSFR03M + 2.85%, Floor 2.85%) 4/15/38 #, •	1,600,000	1,585,307
Canyon Capital CLO Series 2019-2A AR2 144A 4.763% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	2,850,000	2,849,216
Canyon CLO Series 2020-2A AR2 144A 4.783% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	4,100,000	4,100,320
CIFC Funding Series 2025-1A D1 144A 6.252% (TSFR03M + 2.50%, Floor 2.50%) 4/23/38 #, •	1,850,000	1,841,013
Dryden 109 CLO Series 2022-109A DR 144A 6.453% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •	1,850,000	1,844,380
Elmwood CLO 22 Series 2023-1A D1R 144A 6.55% (TSFR03M + 2.80%, Floor 2.80%) 4/17/38 #, •	1,550,000	1,561,594
Madison Park Funding XXVII Series 2018-27A D1R 144A 6.579% (TSFR03M + 2.85%, Floor 2.85%) 4/20/38 #, •	1,850,000	1,808,776
Magnetite LI Series 2025-51A A1 144A 5.01% (TSFR03M + 1.20%, Floor 1.20%) 10/25/38 #, •	10,800,000	10,802,365
4    NQ- 189 [0726] 0926 (5905336)

	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Magnetite XLV Series 2025-45A D1 144A 6.253% (TSFR03M + 2.50%, Floor 2.50%) 4/15/38 #, •	1,550,000	$ 1,547,221
Neuberger Berman CLO XX Series 2015-20A D1R3 144A 6.403% (TSFR03M + 2.65%, Floor 2.65%) 4/15/39 #, •	1,200,000	1,203,058
Neuberger Berman Loan Advisers CLO 42 Series 2021-42A AR 144A 4.743% (TSFR03M + 0.95%, Floor 0.95%) 7/16/36 #, •	1,200,000	1,198,452
Oaktree CLO Series 2020-1A D1RR 144A 6.353% (TSFR03M + 2.60%, Floor 2.60%) 1/15/38 #, •	1,650,000	1,648,041
Octagon Investment Partners 51 Series 2021-1A AR 144A 4.719% (TSFR03M + 0.99%, Floor 0.99%) 7/20/34 #, •	5,900,000	5,898,407
OHA Credit Partners VII Series 2012-7A D1R4 144A 6.142% (TSFR03M + 2.50%, Floor 2.50%) 2/20/38 #, •	1,850,000	1,846,698
Stanwix Park CLO Series 2026-1A A1 144A 0.00% (TSFR03M + 1.21%, Floor 1.21%) 10/24/39 #, •	11,250,000	11,250,000
TCW CLO Series 2019-2A D1R2 144A 6.729% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •	1,850,000	1,798,616
Wellington Management CLO 4 Series 2025-4A D1 144A 6.279% (TSFR03M + 2.55%, Floor 2.55%) 4/18/38 #, •	1,650,000	1,647,056
Zais CLO 16 Series 2020-16A A1R2 144A 4.859% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	7,850,000	7,849,246
Total Collateralized Loan Obligations (cost $76,325,000)		76,210,024

Corporate Bonds — 35.84%
Automotive — 0.02%
Nissan Motor 144A 7.75% 7/17/32 #	350,000	361,722
		361,722
Banking — 10.56%
Access Bank 144A 6.125% 9/21/26 #	540,000	540,123
Akbank TAS 144A 7.95% 2/19/31 #, μ, ψ	1,095,000	1,054,607
Al Rajhi Sukuk 5.651% 3/16/36 μ, ■	805,000	792,682
Ardshinbank CJSC Via Dilijan Finance 144A 6.60% 1/22/31 #	775,000	776,025
NQ- 189 [0726] 0926 (5905336)    5

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Banco Davivienda 144A 8.125% 7/2/35 #, μ	915,000	$ 940,620
Banco Nacional De Mexico 144A 6.697% 8/7/36 #, μ	940,000	927,075
Banco Santander 4.867% 4/15/31	4,400,000	4,334,327
Bangkok Bank
144A 3.466% 9/23/36 #, μ	770,000	694,611
144A 4.507% 11/26/30 #	870,000	853,478

Bank Hapoalim 144A 5.252% 1/14/33 #	885,000	869,446
Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, μ	725,000	739,018
Bank Muscat SAOG 4.846% 10/1/30 ■	1,090,000	1,069,632
Bank of America
5.518% 10/25/35 μ	8,862,000	8,766,250
6.204% 11/10/28 μ	9,799,000	9,990,596
6.625% 5/1/30 μ, ψ	2,087,000	2,131,827

Bank of Georgia JSC 144A 6.50% 6/3/31 #	1,464,000	1,452,132
Bank of New York Mellon 6.15% 9/20/31 μ, ψ	3,065,000	3,040,160
Banque Federative du Credit Mutuel 144A 4.541% 1/15/31 #	2,985,000	2,905,865
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 8.125% 1/8/39 #, μ	480,000	504,833
BPCE 144A 6.347% 1/13/47 #, μ	1,985,000	1,861,641
CBQ Finance 4.625% 9/10/30 ■	1,080,000	1,048,295
Citibank 4.846% 6/18/32 μ	3,320,000	3,281,331
Citigroup
6.02% 1/24/36 μ	2,496,000	2,527,497
6.75% 2/15/30 μ, ψ	2,176,000	2,179,912
7.00% 8/15/34 μ, ψ	1,898,000	1,941,198

Citizens Financial Group 6.75% 10/6/31 μ, ψ	5,755,000	5,709,478
Credit Agricole 144A 5.186% 8/1/32 #, μ	2,830,000	2,810,753
Deutsche Bank 6.819% 11/20/29 μ	1,900,000	1,977,521
Goldman Sachs Bank USA 4.656% 6/3/29 μ	3,075,000	3,067,518
Goldman Sachs Group
1.542% 9/10/27 μ	16,810,000	16,759,227
4.972% 6/3/32 μ	10,981,000	10,834,630
5.094% 4/20/34 μ	8,370,000	8,195,565
5.387% 2/2/41 μ	5,315,000	5,036,793
6.215% 7/21/57 μ	2,565,000	2,542,182
6.484% 10/24/29 μ	11,273,000	11,634,367
6.50% 8/10/31 μ, ψ	5,865,000	5,823,862

6    NQ- 189 [0726] 0926 (5905336)

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

HSBC Holdings 4.711% 5/12/30 μ		3,305,000	$ 3,277,681
ICICI Bank 144A 5.459% 7/30/31 #		1,155,000	1,160,973
JPMorgan Chase & Co.
1.47% 9/22/27 μ		6,980,000	6,951,941
4.622% 4/23/32 μ		7,942,000	7,771,642
5.193% 2/5/37 μ		7,600,000	7,302,046
5.571% 4/22/28 μ		3,245,000	3,267,629
6.10% 7/1/31 μ, ψ		3,480,000	3,467,579
6.254% 10/23/34 μ		5,640,000	5,922,121

Kookmin Bank 144A 2.50% 11/4/30 #		1,050,000	945,448
Mitsubishi UFJ Financial Group 4.847% 4/21/32 μ		1,810,000	1,783,901
Morgan Stanley
0.495% 10/26/29 μ	EUR	4,525,000	4,891,530
4.809% 4/16/32 μ		3,430,000	3,365,134
5.605% 7/17/37 μ		1,695,000	1,685,439
6.296% 10/18/28 μ		4,358,000	4,438,839
6.407% 11/1/29 μ		3,795,000	3,916,802
6.627% 11/1/34 μ		5,517,000	5,877,769

NBK SPC 144A 1.625% 9/15/27 #, μ		905,000	901,136
Oversea-Chinese Banking 144A 4.55% 9/8/35 #, μ		1,495,000	1,462,986
PNC Financial Services Group 5.463% 7/21/37 μ		1,325,000	1,311,878
Popular 7.25% 3/13/28		2,450,000	2,512,921
Royal Bank of Canada 6.50% 11/24/85 μ		1,695,000	1,646,657
Shinhan Bank 144A 5.75% 4/15/34 #		720,000	729,917
SNB Funding 6.00% 6/24/35 μ, ■		900,000	899,355
Standard Chartered
144A 6.301% 1/9/29 #, μ		390,000	397,792
144A 7.625% 1/16/32 #, μ, ψ		675,000	705,712

TBC Bank JSC 144A 10.25% 7/30/29 #, μ, ψ		645,000	693,122
Turkiye Garanti Bankasi 144A 8.375% 2/28/34 #, μ		735,000	746,239
UBS Group
0.25% 11/5/28 μ, ■	EUR	2,350,000	2,615,329
144A 6.875% 6/5/32 #, μ, ψ		1,750,000	1,737,539

Ueno Bank 144A 6.70% 3/6/31 #		900,000	827,343
US Bancorp 6.787% 10/26/27 μ		1,435,000	1,442,749
Wells Fargo & Co.
4.844% 5/20/32 μ		3,685,000	3,635,765
4.96% 1/23/37 μ		1,798,000	1,716,131
6.491% 10/23/34 μ		9,559,000	10,150,917

NQ- 189 [0726] 0926 (5905336)    7

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Yapi ve Kredi Bankasi 144A 7.55% 6/11/36 #, μ	1,115,000	$ 1,092,008
		230,867,047
Basic Industry — 2.55%
Anglo American Capital 144A 5.25% 3/19/36 #	7,745,000	7,519,037
AngloGold Ashanti Holdings 6.50% 4/15/40	645,000	667,912
Celanese US Holdings
6.50% 4/15/30	301,000	304,902
6.75% 4/15/33	2,492,000	2,542,299

Cleveland-Cliffs 144A 7.00% 3/15/32 #	3,708,000	3,720,403
Ecolab
5.15% 6/15/33	4,605,000	4,599,373
5.35% 6/15/36	4,590,000	4,582,242
First Quantum Minerals
144A 6.375% 2/15/36 #	750,000	726,221
144A 7.25% 2/15/34 #	695,000	708,473
Fortescue Treasury
144A 5.875% 4/15/30 #	1,649,000	1,653,872
144A 6.125% 4/15/32 #	1,640,000	1,658,070

GC Treasury Center 144A 7.125% 3/10/35 #, μ, ψ	900,000	886,283
ICL Group 144A 6.036% 6/16/36 #	1,665,000	1,643,654
LD Celulose International 144A 7.95% 1/26/32 #	1,000,000	1,042,110
LYB International Finance III 5.875% 1/15/36	6,245,000	6,201,960
Marcobre 144A 5.75% 1/22/36 #	925,000	907,194
Novelis 144A 4.75% 1/30/30 #	3,226,000	3,102,904
Olin 144A 6.625% 4/1/33 #	6,175,000	6,050,527
Sasol Financing USA
144A 8.75% 5/3/29 #	277,000	290,919
144A 8.75% 4/10/33 #	555,000	580,405

Sibanye-Stillwater UK Financing 144A 6.25% 11/15/31 #	645,000	635,922
Standard Industries 144A 3.375% 1/15/31 #	3,996,000	3,590,292
Vedanta Resources Finance II 144A 7.00% 7/13/32 #	1,270,000	1,271,693
Volcan Cia Minera 144A 8.50% 10/28/32 #	883,000	912,051
		55,798,718
Brokerage — 0.56%
Brookfield Asset Management 4.653% 11/15/30	3,535,000	3,459,168
Charles Schwab 5.493% 5/21/37 μ	2,375,000	2,360,613
Jefferies Financial Group
5.125% 4/28/31	2,270,000	2,222,694
8    NQ- 189 [0726] 0926 (5905336)

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage (continued)
Jefferies Financial Group
6.20% 4/14/34		1,970,000	$ 1,989,559

TPG Operating Group II 4.875% 5/15/31		2,255,000	2,204,706
			12,236,740
Capital Goods — 1.73%
Boeing
6.259% 5/1/27		4,030,000	4,077,822
6.388% 5/1/31		905,000	952,358
6.858% 5/1/54		9,123,000	9,779,393

Cyprium 144A 6.125% 4/15/31 #		5,934,000	5,896,200
Embraer Netherlands Finance 5.40% 1/9/38		865,000	823,264
Holcim Finance Luxembourg 0.50% 4/23/31 ■	EUR	2,400,000	2,393,831
Honeywell Aerospace 144A 4.95% 3/16/36 #		4,235,000	4,084,018
Mauser Packaging Solutions Holding 144A 7.875% 4/15/30 #		3,128,000	3,192,515
Republic Services 5.00% 7/15/36		1,680,000	1,633,603
RTX 4.625% 11/16/48		1,470,000	1,217,801
Sunbelt Rentals Holdings 144A 5.65% 8/12/36 #		2,545,000	2,504,789
TransDigm 144A 6.125% 7/31/34 #		1,190,000	1,178,122
			37,733,716
Communications — 4.16%
AT&T
6.00% 4/30/56		6,200,000	5,573,029
6.30% 1/15/38		1,868,000	1,914,743

Axian Telecom Holding & Management 144A 7.25% 7/11/30 #		670,000	677,030
Digicel International Finance 144A 8.625% 8/1/32 #		850,000	878,319
HTA Group
144A 6.75% 4/1/31 #		595,000	600,390
144A 7.50% 6/4/29 #		695,000	711,066

IHS Holding 144A 8.25% 11/29/31 #		1,130,000	1,179,085
Meta Platforms
5.625% 11/15/55		2,950,000	2,469,755
6.30% 5/15/56		4,070,000	3,738,687

Millicom International Cellular 144A 7.375% 4/2/32 #		719,000	737,160
Orange 144A 5.00% 1/13/36 #		5,980,000	5,698,499
Rogers Communications
5.30% 2/15/34		2,764,000	2,684,629
NQ- 189 [0726] 0926 (5905336)    9

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Rogers Communications
7.125% 4/15/55 μ	3,034,000	$ 3,063,457

Sable International Finance 144A 7.125% 10/15/32 #	800,000	791,042
SBA Communications 5.15% 7/15/31	3,905,000	3,879,964
SoftBank
144A 4.699% 7/9/30 #	4,520,000	4,427,848
144A 5.332% 7/9/35 #	5,440,000	5,257,291

Sopaipilla Investor 144A 7.534% 11/30/48 #	2,500,000	2,592,937
Space Exploration Technologies
144A 5.35% 7/15/31 #	6,660,000	6,484,719
144A 5.65% 7/15/33 #	6,365,000	6,101,108
144A 5.875% 7/15/36 #	2,440,000	2,280,920

Sprint Capital 6.875% 11/15/28	4,564,000	4,764,577
Telecom Argentina 144A 9.25% 5/28/33 #	870,000	933,537
Time Warner Cable
6.55% 5/1/37	3,512,000	3,342,783
7.30% 7/1/38	5,980,000	5,913,035
T-Mobile USA
3.75% 4/15/27	5,693,000	5,665,445
5.50% 1/15/55	3,995,000	3,437,262

Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #	665,000	680,864
Veon Midco
144A 6.95% 6/1/31 #	395,000	393,378
144A 7.45% 6/1/33 #	980,000	972,618
Verizon Communications
5.875% 11/30/55	1,055,000	964,411
6.20% 5/14/56 μ	2,245,000	2,198,123
		91,007,711
Consumer Cyclical — 1.81%
Alibaba Group Holding
2.70% 2/9/41	580,000	413,981
5.25% 5/26/35	465,000	466,214
Amazon.com
4.10% 11/20/30	2,275,000	2,204,413
5.30% 7/9/36	5,620,000	5,524,005
5.80% 3/13/56	2,260,000	2,079,581
6.10% 7/9/56	2,605,000	2,503,574

Carnival 144A 4.00% 8/1/28 #	1,683,000	1,649,360
Future Retail 144A 5.60% 1/22/25 #, ‡	1,295,000	3,250
10    NQ- 189 [0726] 0926 (5905336)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

General Motors Financial 5.10% 9/15/31	2,470,000	$ 2,455,853
Gildan Activewear 144A 4.70% 10/7/30 #	6,390,000	6,246,777
Hyundai Capital Services 144A 5.25% 1/22/28 #	610,000	613,682
Melco Resorts Finance 144A 7.625% 4/17/32 #	805,000	821,976
Royal Caribbean Cruises 4.75% 5/15/33	3,375,000	3,232,095
Sands China
3.25% 8/8/31	320,000	289,559
4.375% 6/18/30	595,000	573,541

Toyota Motor Credit 5.00% 7/8/33	4,500,000	4,440,924
VICI Properties
4.95% 2/15/30	3,776,000	3,734,105
5.625% 4/1/35	1,406,000	1,378,007

Wynn Macau 144A 6.75% 2/15/34 #	1,030,000	1,012,667
		39,643,564
Consumer Goods — 0.04%
Newell Brands 6.625% 5/15/32	325,000	329,037
Performance Food Group 144A 6.125% 9/15/32 #	425,000	426,732
		755,769
Consumer Non-Cyclical — 2.53%
Abbott Laboratories
4.30% 3/15/33	2,870,000	2,750,822
4.65% 3/15/36	5,845,000	5,555,146

Amgen 4.85% 2/19/36	2,895,000	2,775,690
Bimbo Bakeries USA 144A 6.40% 1/15/34 #	635,000	669,214
CVS Health 5.05% 3/25/48	2,369,000	2,002,416
Eli Lilly & Co. 4.55% 10/15/32	2,220,000	2,183,503
Gilead Sciences 4.60% 5/20/31	2,915,000	2,880,539
Grupo Nutresa 144A 8.00% 5/12/30 #	870,000	918,720
HCA 5.30% 5/15/36	2,642,000	2,563,399
Indofood CBP Sukses Makmur 3.398% 6/9/31 ■	875,000	793,216
Japfa 144A 7.95% 5/12/31 #	860,000	860,703
JBS 144A 5.625% 3/10/37 #	3,460,000	3,377,981
Medline Borrower
144A 5.00% 6/15/31 #	4,330,000	4,273,032
144A 5.25% 6/15/33 #	2,545,000	2,505,318
Merck & Co.
3.85% 3/15/29	1,575,000	1,550,181
4.15% 3/15/31	4,195,000	4,081,559

MHP Lux 144A 10.50% 7/28/29 #	975,000	1,014,959
NQ- 189 [0726] 0926 (5905336)    11

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
New York and Presbyterian Hospital
2.256% 8/1/40	2,379,000	$ 1,628,856
2.606% 8/1/60	1,557,000	807,671
4.063% 8/1/56	127,000	93,996
Novartis Capital
4.40% 3/18/31	2,265,000	2,227,309
4.90% 3/18/36	3,905,000	3,796,056
5.70% 3/18/56	1,595,000	1,542,497

NYU Langone Hospitals 3.38% 7/1/55	1,416,000	930,021
Pfizer 4.20% 11/15/30	1,440,000	1,408,331
Philip Morris International 4.875% 4/29/36	2,300,000	2,203,584
		55,394,719
Electric — 2.03%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	605,000	568,155
Adani Renewable Energy RJ 144A 4.625% 10/15/39 #	1,065,900	908,823
Black Hills 4.55% 1/31/31	1,165,000	1,136,802
CGE Treasury Ifsc 144A 7.875% 7/28/31 #	1,030,000	1,029,927
Chile Electricity Lux MPC 144A 6.01% 1/20/33 #	1,014,750	1,032,153
CHPE
144A 5.10% 6/30/33 #	2,130,000	2,096,202
144A 5.35% 6/30/36 #	2,430,000	2,368,253

Cikarang Listrindo 144A 5.65% 3/12/35 #	970,000	955,550
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.65% 1/24/33 #	400,000	429,960
COX Asset Mexico 144A 7.75% 5/8/36 #	990,000	993,960
Dominion Energy
6.20% 2/15/56 μ	1,710,000	1,684,225
Series A 6.875% 2/1/55 μ	3,065,000	3,136,007

Duke Energy Carolinas 5.15% 6/15/36	2,540,000	2,482,316
Energuate Trust 2.0 144A 6.35% 9/15/35 #	880,000	867,606
GDZ Elektrik Dagitim 144A 9.00% 10/15/29 #	675,000	647,958
Generadora de Gatun 144A 6.874% 9/30/44 #	970,000	972,404
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	913,773	901,233
National Grid 5.405% 6/9/36	4,025,000	3,925,354
NRG Energy
144A 4.734% 10/15/30 #	3,165,000	3,091,518
144A 6.00% 1/15/36 #	1,270,000	1,243,260
12    NQ- 189 [0726] 0926 (5905336)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Pacific Gas & Electric
5.85% 11/1/36	2,360,000	$ 2,357,135
6.00% 5/1/56	3,573,000	3,291,582

San Diego Gas & Electric 5.20% 3/15/36	1,160,000	1,133,497
Sorik Marapi Geothermal Power 144A 7.75% 8/5/31 #	886,635	889,666
Union Electric 4.80% 3/15/36	1,285,000	1,225,354
Vistra Operations
144A 4.70% 1/31/31 #	1,880,000	1,833,517
144A 5.35% 1/31/36 #	3,225,000	3,088,523
		44,290,940
Energy — 2.38%
Ascent Resources Utica Holdings 144A 6.625% 7/15/33 #	250,000	251,250
Azule Energy Finance 144A 8.125% 1/23/30 #	790,000	802,461
Comstock Resources 144A 6.75% 3/1/29 #	225,000	221,177
Constellation Oil Services Holding 144A 7.70% 8/3/33 #	940,000	947,050
Crescent Energy Finance 144A 7.375% 1/15/33 #	340,000	341,768
El Paso Natural Gas 8.375% 6/15/32	671,000	774,168
Enbridge 7.20% 6/27/54 μ	1,660,000	1,748,701
Energy Transfer
6.30% 1/15/56	1,640,000	1,580,108
6.55% 1/15/57 μ	2,045,000	2,019,925
6.70% 1/15/57 μ	2,915,000	2,873,303
6.75% 2/15/56 μ	3,470,000	3,482,423
Esentia Energy Development
144A 6.125% 7/30/33 #	675,000	662,108
144A 6.50% 7/30/38 #	810,000	775,778

Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	1,220,759	1,080,280
Green Palm Bidco 144A 5.957% 6/30/41 #	1,040,000	1,019,857
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	1,060,000	1,078,169
Harvest Midstream I 144A 6.75% 5/15/34 #	400,000	401,786
Hilcorp Energy I
144A 6.00% 2/1/31 #	1,688,000	1,646,460
144A 6.25% 4/15/32 #	1,606,000	1,559,958

MV24 Capital 144A 6.748% 6/1/34 #	715,787	725,019
NGL Energy Operating 144A 8.375% 2/15/32 #	2,141,000	2,227,295
Noble Finance II 144A 6.25% 6/15/34 #	225,000	218,620
NQ- 189 [0726] 0926 (5905336)    13

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Northern Oil & Gas 144A 7.875% 10/15/33 #	250,000	$ 250,379
Orlen 144A 6.00% 1/30/35 #	935,000	956,109
Pluspetrol 144A 8.50% 5/30/32 #	825,000	874,418
PRIO Luxembourg Holding 144A 6.75% 10/15/30 #	825,000	823,144
Raizen Fuels Finance
144A 6.25% 7/8/32 #	710,000	377,969
144A 6.95% 3/5/54 #	925,000	492,914

Rio Grande LNG 144A 5.25% 6/30/31 #	1,855,000	1,832,678
Schlumberger Investment
4.80% 5/7/33	805,000	790,746
5.15% 5/7/36	2,305,000	2,256,249

SierraCol Energy Andina 144A 9.00% 11/14/30 #	935,000	934,939
Tennessee Gas Pipeline 8.375% 6/15/32	681,000	782,312
Transportadora de Gas del Sur 144A 7.75% 11/20/35 #	845,000	877,532
Valero Energy 5.15% 3/10/36	3,560,000	3,441,097
Venture Global Calcasieu Pass 144A 3.875% 11/1/33 #	7,639,000	6,706,041
Western Midstream Operating
5.50% 12/15/35	1,855,000	1,806,262
5.70% 7/1/36	2,345,000	2,315,739
		51,956,192
Finance Companies — 1.38%
AerCap Funding DAC 4.875% 7/7/31	4,705,000	4,632,348
Apollo Debt Solutions 6.70% 7/29/31	3,863,000	3,905,735
Avolon Holdings Funding
144A 4.85% 4/1/33 #	2,740,000	2,615,807
144A 5.375% 5/30/30 #	754,000	756,087

Blackstone Private Credit Fund 5.05% 9/10/30	1,935,000	1,850,598
Blue Owl Credit Income 6.60% 9/15/29	4,843,000	4,860,143
Kingston Airport Revenue Finance 144A 6.75% 12/15/36 #	1,689,253	1,673,205
SMBC Aviation Capital Finance DAC
144A 5.20% 7/23/31 #	1,790,000	1,783,123
144A 5.25% 11/26/35 #	3,640,000	3,506,132
Sumisho Air Lease
4.125% 12/15/26 μ, ψ	1,919,000	1,899,871
144A 4.85% 3/24/31 #	1,825,000	1,791,994
14    NQ- 189 [0726] 0926 (5905336)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
Sumisho Air Lease
144A 5.50% 3/24/36 #	880,000	$ 858,000
		30,133,043
Financial Services — 0.90%
Aldar Properties PJSC 144A 5.875% 4/14/56 #, μ	840,000	771,173
CrossCountry Intermediate HoldCo 144A 6.50% 10/1/30 #	4,178,000	4,045,626
Icahn Enterprises
5.25% 5/15/27	345,000	342,979
9.75% 1/15/29	345,000	343,838

InRetail Shopping Malls 144A 5.65% 10/16/32 #	865,000	856,177
Mobiliare Latam 144A 6.75% 11/10/32 #	850,000	851,653
Muthoot Finance 144A 6.375% 3/2/30 #	985,000	978,200
OneMain Finance 7.125% 9/15/32	5,075,000	5,134,479
PennyMac Financial Services 144A 6.875% 5/15/32 #	5,172,000	4,947,668
UWM Holdings 144A 6.25% 3/15/31 #	1,579,000	1,410,336
		19,682,129
Healthcare — 0.23%
DaVita
144A 3.75% 2/15/31 #	1,679,000	1,549,886
144A 4.625% 6/1/30 #	1,508,000	1,454,463

Global Medical Response 144A 7.375% 10/1/32 #	2,033,000	2,070,410
		5,074,759
Industrials — 0.07%
Bidvest Group UK 144A 6.20% 9/17/32 #	965,000	972,045
Celestial Dynasty 6.375% 8/22/28 ■	650,000	648,094
		1,620,139
Insurance — 0.54%
Acrisure 144A 7.50% 11/6/30 #	225,000	217,781
AIA Group 144A 5.375% 4/5/34 #	560,000	560,619
Athene Holding 6.875% 6/28/55 μ	2,335,000	2,206,842
FWD Group Holdings
144A 5.252% 9/22/30 #	515,000	511,704
144A 5.836% 9/22/35 #	630,000	620,658

Howden UK Refinance 144A 7.25% 2/15/31 #	4,353,000	4,314,532
Nanshan Life Pte 5.875% 3/17/41 μ, ■	895,000	862,115
NQ- 189 [0726] 0926 (5905336)    15

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)
Teachers Insurance & Annuity Association of America
144A 6.05% 6/15/56 #	574,000	$ 555,518
144A 6.85% 12/16/39 #	1,736,000	1,877,834
		11,727,603
Leisure — 0.03%
Gaia Purchaser 144A 7.625% 7/15/33 #	75,000	75,270
NCL 144A 6.75% 2/1/32 #	325,000	318,808
Penn Entertainment 144A 4.125% 7/1/29 #	275,000	262,274
		656,352
Media — 0.54%
CCO Holdings
144A 4.25% 1/15/34 #	1,908,000	1,559,814
144A 6.375% 9/1/29 #	4,039,000	4,015,961

Midcontinent Communications 144A 8.00% 8/15/32 #	2,095,000	1,780,876
Paramount Global 4.95% 1/15/31	300,000	275,045
Sirius XM Radio 144A 4.125% 7/1/30 #	4,189,000	3,917,908
Univision Communications 144A 9.375% 8/1/32 #	350,000	349,844
		11,899,448
Natural Gas — 0.05%
Promigas 144A 7.75% 6/24/56 #, μ	1,167,000	1,191,157
		1,191,157
Non-Electric Utilities — 0.01%
Ferrellgas 144A 5.875% 4/1/29 #	265,000	258,728
		258,728
Real Estate — 0.09%
Iron Mountain 144A 5.25% 7/15/30 #	1,654,000	1,617,251
Rithm Capital 144A 8.50% 6/1/31 #	275,000	276,015
		1,893,266
Real Estate Investment Trusts — 0.37%
Extra Space Storage 4.90% 2/1/32	5,525,000	5,444,917
FIBRA Prologis 144A 5.50% 11/26/35 #	880,000	837,936
IRSA Inversiones y Representaciones 144A 8.00% 3/31/35 #	830,000	860,544
Trust 2401 144A 7.70% 1/23/32 #	816,000	863,091
		8,006,488
16    NQ- 189 [0726] 0926 (5905336)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Retail — 0.28%
Bath & Body Works 6.875% 11/1/35	4,845,000	$ 4,902,675
Magnera 144A 7.25% 11/15/31 #	1,252,000	1,226,234
		6,128,909
Services — 0.21%
EquipmentShare.com
144A 8.00% 3/15/33 #	300,000	302,536
144A 8.625% 5/15/32 #	250,000	255,995

Garda World Security 144A 6.50% 1/15/31 #	275,000	278,290
Herc Holdings 144A 7.25% 6/15/33 #	783,000	808,585
Hertz 144A 12.625% 7/15/29 #	134,000	87,500
Neptune Bidco US
144A 9.29% 4/15/29 #	220,000	224,304
144A 9.50% 2/15/33 #	375,000	382,472

QXO Building Products 144A 6.75% 4/30/32 #	1,248,000	1,275,656
Resideo Funding II 144A 6.50% 7/15/32 #	1,026,000	1,027,279
		4,642,617
Technology — 2.06%
Beacon Point 144A 6.129% 11/30/42 #	3,765,000	3,614,928
Broadcom 4.20% 10/15/30	850,000	820,490
Dell International 5.25% 2/15/37	4,790,000	4,600,297
Foundry JV Holdco
144A 6.10% 1/25/36 #	1,875,000	1,918,712
144A 6.15% 1/25/32 #	1,915,000	1,978,767

Kaspi.KZ JSC 144A 6.25% 3/26/30 #	770,000	776,705
Leidos
5.00% 3/15/36	5,755,000	5,438,076
5.40% 3/15/32	1,499,000	1,507,978
NVIDIA
4.50% 6/15/31	2,280,000	2,232,095
4.95% 6/15/36	3,180,000	3,044,001
5.55% 6/15/46	2,625,000	2,424,162
5.625% 6/15/56	4,940,000	4,473,206
Oracle
4.70% 9/27/34	1,065,000	934,709
5.70% 2/4/36	1,580,000	1,463,820
5.875% 9/26/45	6,610,000	5,428,214
6.00% 8/3/55	875,000	702,328
6.70% 2/4/56	795,000	701,734

QTS Fayetteville I Dc1-2 144A 5.70% 4/15/36 #	1,920,000	1,756,938
TSMC Arizona 2.50% 10/25/31	1,075,000	961,061
NQ- 189 [0726] 0926 (5905336)    17

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)

TSMC Global 144A 2.25% 4/23/31 #	320,000	$ 286,367
		45,064,588
Telecommunications — 0.24%
CoreWeave
144A 9.25% 6/1/30 #	255,000	238,572
144A 9.75% 10/1/31 #	250,000	227,062

Galaxy Helios Data Centers II 144A 9.875% 8/1/31 #	500,000	501,888
Meridian Arc Holdco 144A 6.25% 4/30/31 #	375,000	360,676
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	4,960,000	3,952,567
		5,280,765
Transportation — 0.39%
Adani Ports & Special Economic Zone 144A 3.10% 2/2/31 #	825,000	740,951
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	868,725	916,453
Azul Secured Finance 144A 9.875% 2/15/31 #	875,000	810,469
Fedex Freight Holding
144A 4.95% 3/15/33 #	2,570,000	2,481,869
144A 5.25% 3/15/36 #	2,145,000	2,047,754

International Container Terminal Services 4.75% 6/17/30 ■	575,000	570,208
Latam Airlines Group 144A 7.875% 4/15/30 #	955,000	985,942
		8,553,646
Utilities — 0.08%
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	610,000	626,585
Nova Securitisation 144A 6.50% 2/3/36 #	1,200,000	1,100,125
		1,726,710
Total Corporate Bonds (cost $800,806,873)		783,587,185

Government Agency Obligations — 1.23%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	1,305,000	1,118,859
Aeropuerto Internacional de Tocumen 144A 5.125% 8/11/61 #	200,000	164,619
Avilease Capital 144A 5.50% 6/30/31 #	1,845,000	1,835,478
Banco Nacional de Panama 144A 2.50% 8/11/30 #	1,665,000	1,471,365
18    NQ- 189 [0726] 0926 (5905336)

	Principal amount°	Value (US $)

Government Agency Obligations (continued)
Comision Federal de Electricidad
144A 3.348% 2/9/31 #	290,000	$ 259,799
144A 6.045% 1/28/34 #	400,000	386,324
144A 6.50% 1/28/51 #	750,000	713,340
Corp Nacional del Cobre de Chile
144A 3.70% 1/30/50 #	450,000	298,490
144A 4.25% 7/17/42 #	400,000	316,826
144A 6.33% 1/13/35 #	465,000	477,973

Dhafrah Pv2 Energy 144A 5.794% 6/30/53 #	981,069	950,768
Ecopetrol 5.875% 11/2/51	900,000	695,021
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple 144A 7.25% 1/31/41 #	849,850	845,133
Freeport Indonesia 144A 5.315% 4/14/32 #	720,000	705,303
Gaci First Investment 4.875% 2/14/35 ■	1,032,000	981,849
Hutama Karya Persero 144A 3.75% 5/11/30 #	400,000	377,898
Israel Electric 144A 5.633% 1/28/38 #	580,000	570,080
Kazakhstan Temir Zholy National JSC 144A 5.25% 4/29/36 #	1,610,000	1,526,757
Korea Hydro & Nuclear Power 144A 4.50% 6/16/31 #	890,000	874,278
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	650,000	645,750
Navoi Mining & Metallurgical 6.95% 10/17/31 ■	541,000	566,786
OCP
144A 3.75% 6/23/31 #	350,000	319,555
144A 5.125% 6/23/51 #	1,455,000	1,114,430
144A 6.10% 4/30/30 #	200,000	202,291
144A 7.368% 4/22/36 #, μ, ψ	550,000	540,275

Pertamina Hulu Energi 144A 5.25% 5/21/30 #	1,000,000	991,089
Perusahaan Perseroan Persero Perusahaan Listrik Negara 144A 5.25% 5/15/47 #	320,000	262,716
Petrobras Global Finance 6.75% 1/27/41	1,045,000	1,025,850
Petroleos de Venezuela 9.75% 5/17/35 ‡, ■	670,000	305,051
Petroleos Mexicanos
7.69% 1/23/50	465,000	415,299
10.00% 2/7/33	300,000	346,573
Petronas Capital
144A 2.48% 1/28/32 #	800,000	704,525
144A 4.95% 1/3/31 #	570,000	570,961

QazaqGaz NC JSC 144A 5.625% 5/8/36 #	585,000	567,446
QNB Bank 10.75% 11/15/33 μ, ■	690,000	744,738
Saudi Arabian Oil
144A 4.25% 4/16/39 #	433,000	372,501
NQ- 189 [0726] 0926 (5905336)    19

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Government Agency Obligations (continued)
Saudi Arabian Oil
144A 5.75% 7/17/54 #	815,000	$ 731,944

State Oil Co. of the Azerbaijan Republic 6.95% 3/18/30 ■	500,000	528,812
Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	656,846	531,771
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	805,000	802,413
Total Government Agency Obligations (cost $27,785,303)		26,860,936

Municipal Bonds — 0.34%
Municipal Electric Authority of Georgia
(Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	2,308,000	2,404,220
Wisconsin Public Finance Authority Senior Lien Toll Revenue
(Georgia SR 400 Express Lanes Project) 6.50% 12/31/65 (AMT)	4,670,000	5,114,117
Total Municipal Bonds (cost $7,547,079)		7,518,337

Non-Agency Asset-Backed Securities — 4.16%
American Heritage Auto Receivables Issuer Trust Series 2026-1A A2 144A 4.49% 12/17/29 #	4,065,000	4,062,974
Contimortgage Home Equity Loan Trust Series 1996-4 A8 7.22% 1/15/28	851	815
CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	12,405,000	11,926,451
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	13,530,000	13,359,211
Domino's Pizza Master Issuer
Series 2019-1A A2 144A 3.668% 10/25/49 #	8,640,000	8,255,714
Series 2021-1A A2I 144A 2.662% 4/25/51 #	11,480,362	10,888,645
FirstKey Homes Trust
Series 2021-SFR1 B 144A 1.788% 8/17/38 #	4,670,000	4,660,212
Series 2021-SFR2 D 144A 2.058% 9/17/38 #	4,280,000	4,259,729

Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	5,052,891	5,077,074
Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	12,080,000	12,164,890
20    NQ- 189 [0726] 0926 (5905336)

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Mercedes-Benz Auto Lease Trust Series 2026-A A2A 3.83% 7/17/28	1,400,000	$ 1,395,344
Progress Residential Trust Series 2021-SFR7 D 144A 2.341% 8/17/40 #	3,450,000	3,228,835
Santander Drive Auto Receivables Trust
Series 2025-1 D 5.43% 3/17/31	3,600,000	3,625,016
Series 2025-4 D 4.95% 1/15/32	3,200,000	3,161,228

Yamaha Motor Master Trust II Series 2026-A A1 144A 4.43% 4/15/31 #	5,000,000	4,962,656
Total Non-Agency Asset-Backed Securities (cost $91,394,405)		91,028,794

Non-Agency Collateralized Mortgage Obligations — 4.49%
Agate Bay Mortgage Trust
Series 2013-1 B4 144A 3.56% 7/25/43 #, •	1,482,562	1,146,271
Series 2015-1 B1 144A 3.607% 1/25/45 #, •	204,459	201,300
Series 2015-1 B2 144A 3.607% 1/25/45 #, •	115,609	113,696

Bear Stearns Mortgage Securities Series 1996-6 B2 8.00% 11/25/29	4,133	614
CHL Mortgage Pass Through Trust Series 2004-J4 3B1 5.25% 5/25/34 ♦	6,376	6,104
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	101,058	88,016
Citigroup Global Markets Mortgage Securities VII Series 1997-HUD1 B2 2.556% 12/25/30 •	458,095	62,874
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 5.516% (SOFR + 1.90%) 12/25/41 #, •	3,887,700	3,897,419
Series 2022-R02 2M2 144A 6.616% (SOFR + 3.00%) 1/25/42 #, •	1,970,616	1,988,671
Series 2025-R01 1M2 144A 5.116% (SOFR + 1.50%) 1/25/45 #, •	410,000	410,637
Series 2025-R02 1M2 144A 5.216% (SOFR + 1.60%) 2/25/45 #, •	600,000	601,679
Series 2025-R03 2M1 144A 5.216% (SOFR + 1.60%) 3/25/45 #, •	975,504	976,109
Series 2025-R04 1M2 144A 5.116% (SOFR + 1.50%) 5/25/45 #, •	5,340,000	5,351,299
Series 2025-R05 2M2 144A 5.216% (SOFR + 1.60%) 7/25/45 #, •	2,380,000	2,387,553
Series 2025-R06 1B1 144A 5.466% (SOFR + 1.85%) 9/25/45 #, •	9,114,028	9,149,520
NQ- 189 [0726] 0926 (5905336)    21

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust
Series 2026-R01 2M2 144A 4.966% (SOFR + 1.35%) 1/25/46 #, •	7,570,000	$ 7,552,850
Series 2026-R02 1M2 144A 5.116% (SOFR + 1.50%) 2/25/46 #, •	3,960,000	3,970,732
Series 2026-R03 2M2 144A 5.166% (SOFR + 1.55%) 4/25/46 #, •	3,100,000	3,117,083

CSMC Trust Series 2013-7 B4 144A 3.557% 8/25/43 #, •	614,420	476,916
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA5 M2 144A 5.266% (SOFR + 1.65%) 1/25/34 #, •	1,157,964	1,159,412
Series 2021-HQA2 M2 144A 5.666% (SOFR + 2.05%) 12/25/33 #, •	8,972,533	9,107,121
Series 2022-DNA1 M2 144A 6.116% (SOFR + 2.50%) 1/25/42 #, •	3,500,000	3,521,875
Series 2022-DNA2 M2 144A 7.366% (SOFR + 3.75%) 2/25/42 #, •	2,000,000	2,030,048
Series 2025-DNA2 M2 144A 5.116% (SOFR + 1.50%) 5/25/45 #, •	2,075,000	2,076,874
Series 2025-DNA3 M2 144A 5.116% (SOFR + 1.50%) 9/25/45 #, •	2,340,000	2,347,060
Series 2025-DNA4 M2 144A 5.166% (SOFR + 1.55%) 10/25/45 #, •	6,000,000	6,029,473
Series 2026-DNA2 B1 144A 5.716% (SOFR + 2.10%) 3/25/46 #, •	7,140,000	7,241,032
Series 2026-DNA2 M2 144A 5.216% (SOFR + 1.60%) 3/25/46 #, •	3,380,000	3,397,652
Series 2026-HQA1 M2 144A 5.116% (SOFR + 1.50%) 5/25/46 #, •	1,710,000	1,709,835
Freddie Mac Whole Loan Securities Trust
Series 2015-SC01 1A 3.50% 5/25/45	377,753	337,213
Series 2016-SC02 1A 3.00% 10/25/46	138,115	118,119
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.284% 6/25/29 #, •	546,605	538,512
Series 2014-2 B2 144A 3.284% 6/25/29 #, •	216,947	213,663
Series 2015-4 B1 144A 3.506% 6/25/45 #, •	884,142	811,952
Series 2015-4 B2 144A 3.506% 6/25/45 #, •	643,645	589,436
Series 2016-4 B1 144A 3.763% 10/25/46 #, •	658,987	615,708
Series 2016-4 B2 144A 3.763% 10/25/46 #, •	1,137,380	1,059,138
Series 2017-1 B3 144A 3.444% 1/25/47 #, •	2,244,877	1,994,260
Series 2021-13 B1 144A 3.134% 4/25/52 #, •	4,429,528	3,714,207
22    NQ- 189 [0726] 0926 (5905336)

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Trust
Series 2015-1 B2 144A 4.949% 12/25/44 #, •	483,355	$ 482,895
Series 2015-5 B2 144A 5.141% 5/25/45 #, •	8,174	8,157
Series 2015-6 B1 144A 3.508% 10/25/45 #, •	475,006	458,373
Series 2015-6 B2 144A 3.508% 10/25/45 #, •	438,555	422,836

New Residential Mortgage Loan Trust Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •	291,317	281,526
Radnor Re Series 2024-1 M1B 144A 6.516% (SOFR + 2.90%, Floor 2.90%) 9/25/34 #, •	110,419	110,620
Sequoia Mortgage Trust
Series 2013-4 B2 3.434% 4/25/43 •	189,395	182,592
Series 2015-1 B2 144A 3.911% 1/25/45 #, •	321,545	312,614
Series 2015-2 B2 144A 3.757% 5/25/45 #, •	109,425	105,003
Series 2017-5 B1 144A 3.782% 8/25/47 #, •	157,021	146,749

Structured Agency Credit Risk Series 2026-DNA1 M2 144A 4.916% (SOFR + 1.30%) 2/25/46 #, •	3,050,000	3,053,496
Structured Asset Mortgage Investments
Series 1998-2 B 6.75% 5/2/30 •	3,226	0
Series 1998-2 C 6.75% 5/2/30 •	1,464	0

Towd Point Mortgage Trust Series 2017-4 M1 144A 3.25% 6/25/57 #, •	2,705,000	2,470,433
Total Non-Agency Collateralized Mortgage Obligations (cost $100,238,983)		98,147,227

Non-Agency Commercial Mortgage-Backed Securities — 9.04%
1301 Trust Series 2025-1301 A 144A 5.059% 8/11/42 #, •	5,255,000	5,211,080
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	6,560,000	6,486,264
Series 2017-BNK5 B 3.896% 6/15/60 •	2,970,000	2,903,508
Series 2019-BN20 A3 3.011% 9/15/62	6,085,000	5,710,446
Series 2019-BN23 A3 2.92% 12/15/52	8,340,000	7,792,020
Series 2020-BN29 A4 1.997% 11/15/53	5,255,000	4,602,284
Series 2022-BNK39 B 3.237% 2/15/55 •	3,195,000	2,758,014
Series 2022-BNK39 C 3.268% 2/15/55 •	2,092,000	1,757,891
Series 2022-BNK40 B 3.389% 3/15/64 •	4,430,000	3,810,035

Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •	30,000	29,534
NQ- 189 [0726] 0926 (5905336)    23

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	9,805,000	$ 8,780,785
Series 2020-B18 A5 1.925% 7/15/53	3,000,000	2,642,703
Series 2021-B25 A5 2.577% 4/15/54	4,865,000	4,317,657
Series 2022-B32 A5 3.002% 1/15/55 •	4,730,000	4,150,608
Series 2022-B32 B 3.202% 1/15/55 •	4,385,000	3,593,344
Series 2022-B32 C 3.452% 1/15/55 •	5,350,000	4,014,703
Series 2022-B33 B 3.613% 3/15/55 •	2,250,000	1,917,863
Series 2022-B33 C 3.613% 3/15/55 •	2,250,000	1,760,316
Series 2022-B34 A5 3.786% 4/15/55 •	5,950,000	5,442,837
Series 2022-B35 A5 4.442% 5/15/55 •	11,975,000	11,365,621

BFLD Commercial Mortgage Trust Series 2025-660F A 144A 5.176% (TSFR01M + 1.50%, Floor 1.50%) 11/15/42 #, •	8,150,000	8,160,189
BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	3,550,000	3,234,527
Cantor Commercial Real Estate Lending Series 2019-CF3 A4 3.006% 1/15/53	3,222,000	2,987,271
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	968,419	965,029
Series 2017-CD6 B 3.911% 11/13/50 •	1,925,000	1,834,797
Series 2019-CD8 A4 2.912% 8/15/57	3,500,000	3,267,565

CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54	9,750,000	9,716,291
FREMF Mortgage Trust Series 2017-K71 B 144A 3.752% 11/25/50 #, •	80,000	78,826
GS Mortgage Securities Trust
Series 2012-BWTR C 144A 3.329% 11/5/34 #, •	1,000,000	430,650
Series 2017-GS5 A4 3.674% 3/10/50	6,820,000	6,768,198
Series 2017-GS6 A3 3.433% 5/10/50	3,495,000	3,445,158
Series 2018-GS9 B 4.321% 3/10/51 •	125,000	115,407
Series 2019-GC39 A4 3.567% 5/10/52	7,116,000	6,856,191
Series 2019-GC42 A4 3.001% 9/10/52	5,295,000	4,970,579

Hudson Yards Mortgage Trust Series 2026-10HY B 144A 5.328% 12/10/39 #, •	7,000,000	6,931,229
IRV Trust Series 2025-200P A 144A 5.295% 3/14/47 #, •	6,000,000	5,949,971
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5 A5 3.723% 3/15/50	1,500,000	1,489,481
JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	290,000	285,289
24    NQ- 189 [0726] 0926 (5905336)

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1 A5 3.914% 1/15/49	342,552	$ 338,626
Series 2016-JP2 AS 3.056% 8/15/49	75,604	75,226

LBTY Commercial Mortgage Trust Series 2026-225L A 144A 4.593% 2/10/43 #, •	1,000,000	974,134
LEX Trust Series 2026-450 A 144A 5.026% (TSFR01M + 1.35%, Floor 1.35%) 3/15/43 #, •	11,000,000	11,013,750
MAD Commercial Mortgage Trust Series 2025-11MD A 144A 4.754% 10/15/42 #, •	8,875,000	8,727,494
Morgan Stanley Capital I Trust
Series 2016-BNK2 B 3.485% 11/15/49	1,500,000	1,399,263
Series 2019-L3 A4 3.127% 11/15/52	3,890,000	3,660,048

NYC Trust Series 2026-9W57 B 144A 5.18% 6/6/40 #, •	14,575,000	14,377,226
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 A3 2.652% 8/15/49	515,461	514,511
Total Non-Agency Commercial Mortgage-Backed Securities (cost $208,607,354)		197,614,439

Loan Agreements — 0.54%
Basic Industry — 0.07%
Standard Industries 5.417% (SOFR01M + 1.75%) 9/22/28 •	1,512,782	1,515,808
		1,515,808
Electric — 0.13%
Lightning Power Tranche B 5.749% (SOFR01M + 2.00%) 8/18/31 •	2,777,594	2,782,802
		2,782,802
Financial Services — 0.12%
Azorra Soar TLB Finance 6.164% (SOFR03M + 2.50%) 10/18/29 •	1,296,827	1,303,311
Jefferies Finance 6.420% (SOFR01M + 2.75%) 10/21/31 •	1,277,035	1,278,153
		2,581,464
NQ- 189 [0726] 0926 (5905336)    25

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Loan Agreements (continued)
Media — 0.21%
Charter Communications Operating
Tranche B-4 5.725% (SOFR03M + 2.00%) 12/7/30 •	2,827,500	$ 2,741,159
Tranche B5 5.975% (SOFR03M + 2.25%) 12/15/31 •	1,890,215	1,821,695
		4,562,854
Telecommunications — 0.01%
Virgin Media Bristol Tranche Y 6.967% (SOFR06M + 3.28%) 3/31/31 •	417,000	353,199
		353,199
Total Loan Agreements (cost $11,967,041)		11,796,127

Sovereign Bonds — 1.92%Δ
Angola — 0.01%
Angolan Government International Bond 9.125% 11/26/49 ■	303,000	285,086
		285,086
Argentina — 0.10%
Argentine Republic Government International Bonds
0.75% 7/9/30 ~	523,777	458,567
3.50% 7/9/41 ~	353,393	262,041
4.125% 7/9/35 ~	465,000	368,745
5.00% 1/9/38 ~	555,000	458,707

Ciudad Autonoma De Buenos Aires 144A 7.05% 5/13/36 #	316,000	308,811
Provincia de Buenos Aires 6.625% 9/1/37 ■, ~	344,198	286,390
		2,143,261
Azerbaijan — 0.03%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #	603,000	558,417
		558,417
Benin — 0.01%
Benin Government International Bond 144A 7.96% 2/13/38 #	200,000	207,419
		207,419
26    NQ- 189 [0726] 0926 (5905336)

	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Bermuda — 0.03%
Bermuda Government International Bond 144A 5.00% 7/15/32 #	700,000	$ 692,300
		692,300
Bolivia — 0.02%
Bolivian Government International Bond 144A 9.45% 5/14/31 #	353,000	358,736
		358,736
Brazil — 0.09%
Brazilian Government International Bonds
4.75% 1/14/50	420,000	298,200
6.625% 3/15/35	500,000	504,625
7.25% 1/12/56	1,122,000	1,078,803
		1,881,628
Chile — 0.02%
Chile Government International Bond 2.55% 1/27/32	440,000	385,220
		385,220
Colombia — 0.06%
Colombia Government International Bonds
5.00% 6/15/45	287,000	218,694
6.50% 1/21/33	320,000	320,640
7.50% 2/2/34	745,000	782,995
		1,322,329
Congo (Democratic Republic) — 0.01%
DRC International Bond 144A 9.50% 4/16/37 #	282,000	294,982
		294,982
Costa Rica — 0.01%
Costa Rica Government International Bond 144A 5.625% 4/30/43 #	300,000	280,200
		280,200
Dominican Republic — 0.11%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #	1,448,000	1,356,052
144A 5.75% 3/17/34 #	1,150,000	1,113,775
		2,469,827
NQ- 189 [0726] 0926 (5905336)    27

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Ecuador — 0.10%
Ecuador Government International Bonds
144A 8.75% 1/29/34 #	535,000	$ 531,255
144A 9.25% 1/29/39 #	1,735,000	1,730,662
		2,261,917
Egypt — 0.06%
Egypt Government International Bonds
7.30% 9/30/33 ■	291,000	285,501
144A 8.70% 3/1/49 #	1,080,000	1,033,121
		1,318,622
Ghana — 0.03%
Ghana Government International Bonds
144A 5.00% 7/3/29 #, ~	100,369	98,443
144A 5.00% 7/3/35 #, ~	653,444	598,753
		697,196
Guatemala — 0.03%
Guatemala Government Bond 144A 6.55% 2/6/37 #	547,000	568,333
		568,333
Hungary — 0.04%
Hungary Government International Bond 144A 6.75% 9/25/52 #	496,000	516,931
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28 ■	425,000	435,075
		952,006
Ivory Coast — 0.07%
Ivory Coast Government International Bonds
144A 6.125% 6/15/33 #	1,111,000	1,079,384
144A 8.075% 4/1/36 #	427,000	456,647
		1,536,031
Jordan — 0.02%
Jordan Government International Bond 144A 5.75% 11/12/32 #	400,000	390,140
		390,140
Kenya — 0.02%
Republic of Kenya Government International Bond 9.50% 3/5/36 ■	400,000	413,206
		413,206
28    NQ- 189 [0726] 0926 (5905336)

		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Lebanon — 0.01%
Lebanon Government International Bond 6.85% 3/23/27 ‡, ■		992,000	$ 273,009
			273,009
Mexico — 0.08%
Mexico Government International Bonds
5.375% 3/22/33		450,000	434,610
6.125% 2/9/38		900,000	860,625
6.75% 2/9/56		580,000	541,720
			1,836,955
Mongolia — 0.05%
Development Bank of Mongolia 144A 6.90% 7/2/31 #		1,168,000	1,158,416
			1,158,416
Montenegro — 0.02%
Montenegro Government International Bond 144A 4.875% 4/1/32 #	EUR	290,000	336,307
			336,307
Morocco — 0.01%
Morocco Government International Bond 4.00% 12/15/50 ■		300,000	206,547
			206,547
Nigeria — 0.09%
Nigeria Government International Bonds
7.143% 2/23/30 ■		500,000	511,895
7.375% 9/28/33 ■		351,000	360,079
144A 7.875% 2/16/32 #		703,000	739,575
8.631% 1/13/36 ■		384,000	418,090
			2,029,639
Oman — 0.02%
Oman Government International Bond 7.375% 10/28/32 ■		363,000	402,906
			402,906
Panama — 0.07%
Panama Government International Bonds
3.298% 1/19/33		500,000	434,875
5.662% 2/23/38		550,000	533,775
6.40% 2/14/35		426,000	440,697
NQ- 189 [0726] 0926 (5905336)    29

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Panama (continued)
Panama Government International Bonds
6.853% 3/28/54	200,000	$ 206,350
		1,615,697
Paraguay — 0.04%
Paraguay Government International Bonds
144A 5.40% 3/30/50 #	827,000	726,933
5.40% 3/30/50 ■	250,000	219,750
		946,683
Peru — 0.04%
Peruvian Government International Bond 2.844% 6/20/30	841,000	785,915
		785,915
Philippines — 0.11%
Philippine Government International Bonds
5.00% 1/13/37	1,164,000	1,103,106
5.325% 6/24/36	1,260,000	1,234,798
		2,337,904
Poland — 0.06%
Bank Gospodarstwa Krajowego 144A 5.75% 7/9/34 #	400,000	408,614
Republic of Poland Government International Bonds
4.875% 2/12/30	500,000	502,741
5.50% 4/4/53	462,000	415,546
		1,326,901
Romania — 0.07%
Romanian Government International Bonds
144A 5.75% 7/4/36 #	632,000	596,889
7.125% 1/17/33 ■	402,000	422,378
7.50% 2/10/37 ■	532,000	567,529
		1,586,796
Serbia — 0.05%
Serbia International Bond 144A 6.00% 6/12/34 #	1,095,000	1,097,780
		1,097,780
30    NQ- 189 [0726] 0926 (5905336)

	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
South Africa — 0.07%
Republic of South Africa Government International Bonds
5.65% 9/27/47	1,211,000	$ 988,731
5.75% 9/30/49	595,000	484,496
		1,473,227
Sri Lanka — 0.03%
Sri Lanka Government International Bonds
144A 3.35% 3/15/33 #, ~	238,408	227,050
144A 3.60% 6/15/35 #, ~	103,586	85,205
144A 3.60% 5/15/36 #, ~	71,891	72,276
144A 3.60% 2/15/38 #, ~	143,843	145,075
144A 4.00% 4/15/28 #	53,064	51,052
		580,658
Trinidad and Tobago — 0.02%
Trinidad & Tobago Government International Bond 144A 6.20% 7/16/38 #	524,000	512,996
		512,996
Türkiye — 0.13%
Hazine Mustesarligi Varlik Kiralama 144A 6.50% 4/26/30 #	460,000	462,192
Turkiye Government International Bonds
6.95% 9/16/35	500,000	488,976
7.125% 2/12/32	475,000	478,173
7.625% 4/26/29	620,000	641,365
9.125% 7/13/30	360,000	391,208

Turkiye Ihracat Kredi Bankasi 144A 6.875% 7/3/28 #	400,000	404,300
		2,866,214
Ukraine — 0.04%
Ukraine Government International Bonds
144A 0.00% 2/1/30 #, ~	28,991	21,304
144A 0.00% 2/1/34 #, ~	108,336	61,778
144A 0.00% 2/1/35 #, ~	91,551	54,925
0.00% 2/1/35 ■, ~	98,000	58,793
144A 0.00% 2/1/36 #, ~	76,293	45,913
144A 4.00% 2/1/32 #, ~	340,000	282,585
144A 4.50% 2/1/34 #, ~	238,830	167,140
144A 4.50% 2/1/35 #, ~	185,756	128,318
NQ- 189 [0726] 0926 (5905336)    31

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Ukraine (continued)
Ukraine Government International Bonds
144A 4.50% 2/1/36 #, ~	106,147	$ 72,509
		893,265
Uzbekistan — 0.02%
Republic of Uzbekistan International Bond 6.90% 2/28/32 ■	400,000	422,831
		422,831
Venezuela — 0.02%
Venezuela Government International Bond 7.75% 10/13/19 ‡, ■	741,000	342,875
		342,875
Total Sovereign Bonds (cost $41,316,910)		42,050,377

Supranational Banks — 0.13%
Africa Finance 144A 5.55% 10/8/29 #	845,000	852,604
African Development Bank 5.75% 5/7/34 μ, ψ	1,135,000	1,113,802
Corp Andina de Fomento 144A 6.75% 6/17/30 #, μ, ψ	910,000	935,071
Total Supranational Banks (cost $2,871,639)		2,901,477

US Treasury Obligations — 8.77%
US Treasury Bonds
1.875% 11/15/51	9,535,000	4,958,945
4.625% 5/15/54	1,000	904

US Treasury Inflation Indexed Bond 2.375% 7/15/36	91,800,623	91,314,842
US Treasury Note 4.375% 5/15/36	98,070,000	95,503,322
Total US Treasury Obligations (cost $194,412,622)		191,778,013
32    NQ- 189 [0726] 0926 (5905336)

	Number of shares	Value (US $)
Common Stocks — 0.13%♣
Financials — 0.04%
MNSN Holdings =, †	9,217	$ 728,143
		728,143
Industrials — 0.09%
Grupo Aeromexico †	8	12
Grupo Aeromexico ADR †	126,170	1,943,018
		1,943,030
Real Estate Development — 0.00%
Sunac China Holdings †	833,411	58,516
		58,516
Total Common Stocks (cost $1,124,036)		2,729,689

Preferred Stock — 0.17%
Financials — 0.17%
SVB Financial Trust 11/7/29 †	10,507	3,645,929
Total Preferred Stock (cost $4,712,793)		3,645,929

Short-Term Investments — 2.17%
Money Market Mutual Funds — 2.17%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.56%)	11,849,400	11,849,400
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.55%)	11,849,400	11,849,400
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.63%)	11,849,400	11,849,400
NQ- 189 [0726] 0926 (5905336)    33

Schedule of investments
Nomura Diversified Income Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.59%)	11,849,400	$ 11,849,400
Total Short-Term Investments (cost $47,397,600)		47,397,600
Total Value of Securities—99.68% (cost $2,240,860,747)		2,179,273,163

Receivables and Other Assets Net of Liabilities—0.32%		7,027,933
Net Assets Applicable to 290,210,305 Shares Outstanding—100.00%		$2,186,301,096
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2026, the aggregate value of Rule 144A securities was $647,429,846, which represents 29.61% of the Fund’s net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
34    NQ- 189 [0726] 0926 (5905336)

‡	Security is currently in default.
Δ	Securities have been classified by country of risk.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at July 31, 2026.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
The following forward foreign currency exchange contracts and futures contracts were outstanding at July 31, 2026:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	EUR	(8,838,560)	USD	10,455,372	8/21/26	$254,464	$—
JPMCB	EUR	(1,729,088)	USD	2,022,118	8/28/26	25,933	—
JPMCB	EUR	795,114	USD	(925,616)	8/28/26	—	(7,679)
TD	AUD	(120,000)	USD	86,707	8/21/26	2,306	—
TD	EUR	632,943	USD	(740,235)	8/28/26	—	(9,520)
Total Forward Foreign Currency Exchange Contracts						$282,703	$(17,199)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 2 yr Notes
1,014	$208,487,906	$209,169,559	9/30/26	$—	$(681,653)	$(237,656)
US Treasury 5 yr Notes
657	69,626,600	70,087,545	9/30/26	—	(460,945)	(230,962)
US Treasury 10 yr Notes
521	56,268,000	57,191,148	9/21/26	—	(923,148)	(284,924)
US Treasury Long Bonds
1,437	155,645,062	159,082,438	9/21/26	—	(3,437,376)	(1,571,719)
US Treasury Ultra Bonds
861	94,440,937	97,628,330	9/21/26	—	(3,187,393)	(1,022,438)
				593,159,020		—	(8,690,515)	(3,347,699)
Short Contracts:
US Treasury 10 yr Ultra Notes
(2,368)	(259,777,012)	(263,017,679)	9/21/26	3,240,667	—	1,324,860
Total Futures Contracts		$330,141,341		$3,240,667	$(8,690,515)	$(2,022,839)
NQ- 189 [0726] 0926 (5905336)    35

Schedule of investments
Nomura Diversified Income Fund
The use of forward foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
Summary of abbreviations:
AD – Akcionarsko Drustvo
ADR – American Depositary Receipt
AMT – Subject to Alternative Minimum Tax
CJSC – Closed Joint Stock Company
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JPMCC – JPMorgan Chase & Co.
JSC – Joint Stock Company
LNG – Liquefied Natural Gas
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
RJ – Rajasthan
S.F. – Single Family
SAOG – Societe Anonyme Omanaise Generale
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
TAS – Turk Anonim Sirketi
TD – TD Bank
TSFR01M – 1 Month Term Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
yr – Year
36    NQ- 189 [0726] 0926 (5905336)

Summary of currencies:
AUD – Australian Dollar
EUR – European Monetary Unit
USD – US Dollar
NQ- 189 [0726] 0926 (5905336)    37